Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Aerospace/Defense: 3.6%
6,025	General Dynamics Corp.	$1,331,344

Bank (Money Center): 4.4%
11,200	JPMorgan Chase & Co.	1,624,224

Bank (Processing): 4.3%
37,100	The Bank of New York Mellon Corp.	1,582,315

Bank (Regional): 7.2%
9,700	M&T Bank Corp.	1,226,565
12,000	The PNC Financial Services Group, Inc.	1,473,240
		2,699,805
Bank (Super Regional): 4.4%
49,400	US Bancorp	1,633,164

Biotechnology: 7.7%
5,050	Amgen, Inc.	1,357,238
19,800	Gilead Sciences, Inc.	1,483,812
		2,841,050
Building Material and Supplies Dealers: 4.2%
5,225	The Home Depot, Inc.	1,578,786

Cable TV: 4.1%
34,400	Comcast Corp. - Class A	1,525,296

Chemicals: 4.3%
5,600	Air Products and Chemicals, Inc.	1,587,040

Computer Software and Services: 5.0%
5,850	Microsoft Corp.	1,847,138

Drug: 7.3%
11,400	AbbVie, Inc.	1,699,284
31,300	Pfizer, Inc.	1,038,221
		2,737,505
Drug Store: 4.0%
21,000	CVS Health Corp.	1,466,220

Electric Power Generation, Transmission and Distribution: 3.5%
22,500	NextEra Energy, Inc.	1,289,025

Electric Utility: 4.3%
21,200	American Electric Power Co., Inc.	1,594,664

Food Products: 3.0%
21,700	Tyson Foods, Inc. - Class A	1,095,633

Hotels, Restaurants & Leisure: 3.0%
12,000	Starbucks Corp.	1,095,240

Medical - Biomedical: 4.9%
23,000	Medtronic PLC	1,802,280

Rail Transportation: 4.0%
7,200	Union Pacific Corp.	1,466,136

Securities Brokerage: 3.5%
16,000	Morgan Stanley	1,306,720

Semiconductor: 8.6%
15,200	QUALCOMM, Inc.	1,688,111
9,700	Texas Instruments, Inc.	1,542,397
		3,230,508
Telecommunications (Equipment): 4.4%
30,300	Cisco Systems, Inc.	1,628,928

TOTAL COMMON STOCKS (Cost $33,894,371)		$36,963,021

SHORT-TERM INVESTMENTS - 1.4%
526,876	First American Government Obligations Fund, Class X - 5.26% *	526,876

TOTAL SHORT-TERM INVESTMENTS (Cost $526,876)		$526,876

TOTAL INVESTMENTS (Cost $34,421,247): 101.1%		37,489,897
Liabilities in Excess of Other Assets: (1.1)%		(405,492)
TOTAL NET ASSETS: 100.0%		$37,084,405

* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$36,963,021	$-	$-	$36,963,021
Total Equity	$36,963,021	$-	$-	$36,963,021
Short-Term Investments	$526,876	$-	$-	$526,876
Total Investments in Securities	$37,489,897	$-	$-	$37,489,897

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.